Other Assets (Tables)	12 Months Ended
Dec. 31, 2016
OneMain Holdings, Inc. [Member]
Schedule of Components of Other Assets

Components of other assets were as follows:

(dollars in millions)
December 31,	2016	2015

Deferred tax asset	$180	$95
Fixed assets, net (a)	167	179
Ceded insurance reserves	102	107
Prepaid expenses and deferred charges	97	59
Other investments (b)	52	92
Current tax receivable (c)	43	18
Cost basis investments	11	11
Escrow advance receivable	10	11
Real estate owned	4	8
Receivables related to sales of real estate loans and related trust assets (d)	3	5
Other	19	26
Total	$688	$611

(a)	Fixed assets were net of accumulated depreciation of $268 million at December 31, 2016 and $190 million at December 31, 2015.

(b)	Other investments primarily include commercial mortgage loans, receivables related to investments, and accrued investment income.

(c)	Current tax receivable includes current federal, foreign, and state tax assets.

(d)	Receivables related to sales of real estate loans and related trust assets reflect the remaining balances of holdback provisions as of December 31, 2016 and 2015.